Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxe (Textual)
Deferred tax assets	$ 253,204	$ 149,790
Deferred tax liabilities	3,744	1,837
Deferred tax assets valuation allowance	253,204	149,790
Change in valuation allowance	$ 103,414	$ 36,064
Federal Income tax rate	21.00%		35.00%
Increase decrease in deferred tax assets			$ 55,124